Copley Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — 108.74% Shares Fair Value
Communications — 25.70%
Alphabet, Inc., Class A 20,756 $ 7,015,528
Comcast Corp., Class A 159,293 4,738,967
Meta Platforms, Inc., Class A 9,874 7,074,721
TripAdvisor, Inc.
(a)
160,884 2,138,148
Verizon Communications, Inc. 45,160 2,010,523
Versant Media Group, Inc.
(a)
6,371 207,567
Walt Disney Co. (The) 47,400 5,346,720
28,532,174
Consumer Discretionary — 4.26%
McDonald's Corp. 6,018 1,895,670
RH
(a)
14,219 2,827,164
4,722,834
Consumer Staples — 4.05%
PepsiCo, Inc. 7,020 1,078,483
Philip Morris International, Inc. 14,773 2,650,867
Procter & Gamble Co. (The) 5,053 766,894
4,496,244
Energy — 5.41%
ConocoPhillips 9,747 1,015,930
Marathon Petroleum Corp. 19,486 3,433,238
Phillips 66 10,794 1,549,587
5,998,755
Financials — 38.16%
American Express Co. 13,195 4,646,883
American International Group, Inc. 56,607 4,238,732
Bank of America Corp. 99,174 5,276,057
Berkshire Hathaway, Inc., Class B
(a)
7,834 3,764,472
Goldman Sachs Group, Inc. (The) 7,173 6,709,696
JPMorgan Chase & Co. 14,827 4,535,431
Morgan Stanley 35,010 6,399,828
U.S. Bancorp 24,342 1,365,830
Wells Fargo & Co. 59,871 5,417,726
42,354,655
Health Care — 5.93%
AbbVie, Inc. 15,202 3,390,198
CVS Health Corp. 42,870 3,194,672
6,584,870
Industrials — 7.42%
Boeing Co. (The)
(a)
7,105 1,660,581
CSX Corp. 58,324 2,202,314
RTX Corp. 21,740 4,368,218
8,231,113
Technology — 17.81%
Apple, Inc. 22,972 5,960,774
Dell Technologies, Inc., Class C 29,458 3,371,174
Microsoft Corp. 16,410 7,061,059

Copley Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — 108.74% - continued Shares Fair Value
Technology — 17.81% - continued
Oracle Corp. 20,453 $ 3,366,155
19,759,162
Total Common Stocks (Cost $74,309,649) 120,679,807
MONEY MARKET FUNDS - 0.73%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 3.53%
(b)
809,372 809,372
Total Money Market Funds (Cost $809,372) 809,372
Total Investments — 109.47% (Cost $75,119,021) 121,489,179
Liabilities in Excess of Other Assets — (9.47)% (10,513,902)
NET ASSETS — 100.00% $ 110,975,277
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.